OPERATING LEASE	9 Months Ended
Sep. 30, 2011
OPERATING LEASE
OPERATING LEASE

Note 5—OPERATING LEASE

        On May 31, 2011, Lpath entered into a lease agreement ("the Lease") with Sorrento Science Park, LLC for an 11,960 square foot laboratory and office facility in San Diego, California. The Lease commenced in July 2011, and this facility now houses all of the Company's research, development, and administrative staff. The Company vacated its former facility in July 2011.

        Western States Investment Corporation (WSIC), which is co-owned by two of Lpath's largest stockholders, subleased approximately 200 square feet of the executive offices in this facility. The terms of such sublease, in general, mirror the terms of the company's direct lease. WSIC has the right to terminate the sublease should Lpath be purchased by or merged into another company.

        The term of the Lease is 64 months. Monthly lease payments will be $25,116, with annual escalations of 3 percent. The Lease grants the Company the right to extend the lease for an additional five-year term. Future minimum payments under the company's non-cancelable operating lease are set forth in the following table:

	Lease Obligation	Sublease Income	Net Lease Obligation
Years ending December 31,
2011	$11,838	3,402	$8,436
2012	305,913	11,652	294,261
2013	315,090	11,652	303,438
2014	324,543	11,652	312,891
2015	334,279	11,652	322,627
2016	286,075	9,710	276,365

Total Minimum Lease Commitments	$1,577,738	$59,720	$1,518,018